SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

15.     SHORT-TERM INVESTMENTS

Short-term investments represent investments in loans and time deposits, which have original maturities of longer than three months and are repayable in less than twelve months, as well as investment in debt and equity securities. Deposits, loans and debt securities are carried at amortized cost as they are held to collect contractual cash flows in the form of payments of principal and interest. Assets in Sistema Capital trust management are carried at fair value through profit and loss, as this portfolio of assets is neither held to collect contractial cash flows nor held both to collect contractual cash flows and to sell financial assets.

Short-term investments are presented net of allowance for Expected Credit Losses (“ECL”).

Loans to customers issued by MTS Bank are presented separately within Bank deposits and loans.

The Group’s short-term investments comprised the following:

		December 31,		December 31,
	Category	2018		2017
Notes	At amortized cost	15,191		7,605
Deposits	At amortized cost	14,388		27,826
Assets in Sistema Capital trust management (Notes 28, 31)	Financial asset at fair value through profit and loss	11,644		9,600
Loans	At amortized cost	7,050		5,669
Notes	Financial asset at fair value through other comprehensive income	70		57
Short-term investments (Gross)		48,343		50,757
Allowance for ECL		(480)	(1)	—
Total short-term investments		47,863		50,757
(1)	ECL Allowance related to loan granted to Mr. Pierre and Mr. Moussa Fattouche recognized at January 1, 2018 as a result of IFRS 9 implemetation.

The loans amount generally consists of a loan issued to Mr. Pierre Fattouche and Mr. Moussa Fattouche.